Licensing And Collaboration Agreements - Additional Information (Detail) ¥ in Thousands, $ in Thousands										1 Months Ended					12 Months Ended
	Dec. 31, 2020 USD ($) shares	Sep. 03, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jan. 01, 2018	Nov. 17, 2017 USD ($)	Nov. 17, 2017 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jan. 31, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2010 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Jan. 31, 2020 shares	Nov. 04, 2019 USD ($) shares	Nov. 04, 2019 CNY (¥) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															$ 150,910	¥ 984,689		¥ 840,415		¥ 426,028			¥ 43,600
Issue of shares, Value	$ 17														$ 17			¥ 6							¥ 114
Issue of shares | shares	164,888,519														164,888,519			8,363,719							164,888,519
Milestone revenue recognized															$ 236,424	1,542,668		¥ 30,000		53,781
ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																							¥ 44,000
Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																¥ 4,300
Licensing Agreement With CSPC Pharmaceutical Group Limited [Member] | CSPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | ¥																				15,000
Milestone payments | ¥																				135,000
Advance from customers | ¥																				14,200
Proceeds from milestone achievement | ¥			¥ 15,000	¥ 800
Milestone revenue recognized | ¥																		30,000
Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															$ 0		$ 0
Milestone revenue recognized																			$ 2,500	17,200
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | ¥						¥ 690,300
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments					$ 32,500	230,100
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments					65,000	¥ 460,200
Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																		¥ 11,200		¥ 1,000
Cost sharing ratio															50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Collaboration Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments					$ 97,500
Research and development expense | ¥																		¥ 8,000
Licensing Agreement with MorphoSys AG [Member] | MorphoSysAG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments										$ 1,000	¥ 6,900
Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee								$ 20,000	¥ 132,700
Milestone payments								$ 98,500	¥ 653,500
Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction in milestone payment							50.00%
Long-term Purchase Commitment, Period														15 years
Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing Arrangements, Description of terms															The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
Other In-Licensing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			$ 600
Milestone payments	$ 107,400														$ 3,100	¥ 21,300	$ 1,200	8,400	$ 300	¥ 2,000
Milestone payments due | ¥																740,400
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement, excluding assessed tax | ¥																				¥ 36,500		¥ 11,600
Proceeds from milestone achievement | ¥																						29,000
Milestone payments income | ¥																51,000,000
Deferred revenue from collaborative arrangement excluding VAT | ¥																						¥ 15,800
Cost-to-cost input method percent																			100.00%	100.00%	42.00%	42.00%
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member] | Deferred Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Excise and Sales Taxes | ¥																						¥ 900
Research and Development Expense [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																2,900
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	8,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																			$ 0		$ 20,000	132,700
Milestone payments																	8,000	55,700
Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee															12,000	79,600
Research and Development Expense [Member] | Licensing Agreements With Morphosys [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																	0		3,500	¥ 23,200
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																	15,000
Operating Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																43,800
Operating Expense [Member] | Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															$ 20	¥ 140	$ 100	¥ 700
Cost sharing ratio															50.00%	50.00%	50.00%	50.00%
Operating Expense [Member] | Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																		¥ 9,600	500
Operating Expense [Member] | Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															$ 30	¥ 170	$ 4,000	27,800
Operating Expense [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Excise and Sales Taxes																			1,300			¥ 700
Other In Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | ¥																				4,000
MorphoSysAG [Member] | Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee															0
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															525,000	¥ 3,482,700
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member] | GXI7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															2,000,000
Genexine Inc [Member] | Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential value of license agreement															250,000
Genexine Inc [Member] | Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member] | Study 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															$ 11,000
Cost-to-cost input method percent															17.00%	17.00%
Deferred Liability from Collabarative Arrangement excluding Tax	0														$ 0
Genexine Inc [Member] | Strategic Alliance Agreement with PT Kalbe Genexine Biologics [Member] | Study 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															$ 10,200
Cost-to-cost input method percent															41.00%	41.00%
Deferred Liability from Collabarative Arrangement excluding Tax	$ 0														$ 0
Genexine Inc [Member] | Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															23,000	¥ 152,600
MacroGenics [Member] | Licensing Agreement with Genexine Inc [Member] | Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															75,000
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | ¥																		104,400
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															$ 60,000
HealSun [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | Milestone III [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement | ¥																				11,000
HealSun [Member] | Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | Milestone Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement | ¥																				11,000
Everest [Member] | Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	7,600	53,100
Convertible Preferred Stock, Shares Issued upon Conversion | shares																										6,078,571
Everest [Member] | Out Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Payment Terms															Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.	Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
Sharing the profit and loss	(5.00%)														(5.00%)										(5.00%)
Research and development expense																			$ 26,000	¥ 178,700
Issue of shares, Value																											$ 37,000
Issue of shares | shares																											4,762,751	4,762,751
Cumulative Paid In Contributions																											$ 33,700
Time cost of foregoing historical contribution																											$ 3,300	¥ 23,000
ABL Bio [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone revenue recognized												$ 2,500	¥ 17,200
ABL Bio [Member] | Research and Development Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense															$ 40	¥ 280	$ 200	¥ 1,400
AbbVie [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee		$ 180,000
Research and development expense															228,800
Proceeds from milestone achievement		1,760,000
Revenue from contract with customer at time of transfer of license															228,800	1,502,900
Contract asset with customer	$ 34,800														34,800
Upfront payment received															180,000
AbbVie [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payment Receivable																								$ 20,000
AbbVie [Member] | Study 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement, excluding assessed tax															1,800	12,000
AbbVie [Member] | Study 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from collaborative arrangement, excluding assessed tax															4,200	¥ 27,800
AbbVie [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement		$ 840,000
AbbVie [Member] | Lemzoparlimab License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee															180,000
Potential value of license agreement															250,000
AbbVie [Member] | Lemzoparlimab License [Member] | First Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															20,000
AbbVie [Member] | Lemzoparlimab License [Member] | Second Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments															$ 50,000